Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	Commitments and Contingencies

Lease commitments

The Company’s U.S. subsidiary currently leases office space in Newton, Massachusetts under a lease that expires in November 2020 and made a security deposit of $0.3 million, which is classified in other assets on the accompanying consolidated balance sheets. In 2019, the security deposit was reduced by $75,000 and the remaining balance was classified as prepaid and other current assets for the year ended December 31, 2019.

The Company has accounted for the lease as an operating lease. The lease was amended in January 2019 to include the additional adjacent office space beginning May 2019. Rent expense was $0.6 million for each of the years ended December 31, 2019, 2018 and 2017. The expense is being recorded on a straight-line basis over the term of the lease. Incentives received from the landlord related to the operating lease are recorded as deferred rent. As of December 31, 2019 and 2018, the Company recorded deferred rent of $72,579 and $0.1 million, respectively, which is included in accrued expenses and other current liabilities on the accompanying consolidated balance sheet.

Future minimum payments payable under all operating leases as of December 31, 2019 are as follows (in thousands):

Year Ending December 31,
2020	708
Total minimum lease payments	$708